Note 4 - Segment and Revenue Information - Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Contribution by segment	$ 132,835	$ 121,036	$ 92,115
Other income			5,460
Personnel expenses including share-based remuneration	(61,029)	(34,683)	(42,134)
Depreciation and amortization	(18,933)	(12,694)	(16,604)
Other expenses	(32,210)	(28,359)	(25,359)
Restructuring costs			(3,240)
Share of net income (loss) of associates and joint ventures	(3,818)	(3,248)	(1,670)
Change in fair value of preferred shares in associates	37,900	0
Finance income	10,530	1,637	1,054
Finance expense	(1,505)	(1,695)	(238)
Net foreign exchange gains (losses)	(269)	(354)	(1,881)
Net income (loss) before income taxes	$ 63,500	$ 41,641	$ 7,504